AMOUNT DUE TO RELATED PARTIES	12 Months Ended
Jun. 30, 2024
Amount Due To Related Parties
AMOUNT DUE TO RELATED PARTIES

NOTE－10 AMOUNT DUE TO RELATED PARTIES

Amount due to related parties consisted of the following:

	As of June 30,
	2023	2024
	S$	S$
Due to related parties
- Premium-Rich Engineering Pte. Ltd.(1)	-	56,167
- LRS-Premium Pte. Ltd(2)	-	813,725
Amount due to related parties	-	869,892

(1)	100% shares held by Mr. Gao
(2)	60% shares held by our Company’s Chief Executive Officer, Mr Gao

The amount due to related parties are unsecured, interest-free and repayable on demand.